Related party transactions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Management's remuneration	R$ 39,873,000	R$ 43,124,000	R$ 40,863,000
Board Of Directors And Executive Board [Member]
IfrsStatementLineItems [Line Items]
Management's remuneration	R$ 600,000,000